Schedule of financial instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial assets, at amortised cost	$ 874,477	$ 480,318
Financial liabilities, at amortised cost	$ 15,150,956	$ 9,529,631